Earnings per share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Options outstanding (in shares)	0	0	100
Average number of outstanding awards of unvested shares (in shares)	1,100	1,000	900
Net income, basic	$ 214,020	$ 162,668	$ 147,217
Net income, diluted	$ 214,020	$ 162,668	$ 147,217
Basic Earnings Per Share
Basic Earnings Per Share (in dollars per share)	$ 4.32	$ 3.28	$ 2.91
Diluted Earnings Per Share
Diluted Earnings Per Share (in dollars per share)	$ 4.29	$ 3.26	$ 2.90
Voting Common Stock
Basic Earnings Per Share
Weighted average number of common shares issued (in shares)	50,214	50,145	51,128
Weighted average number of common shares held as treasury stock (in shares)	(619)	(619)	(619)
Weighted average number of participating shares (in shares)	49,595	49,526	50,509
Basic Earnings Per Share (in dollars per share)	$ 4.32	$ 3.28	$ 2.91
Diluted Earnings Per Share
Weighted average number of common shares (in shares)	49,595	49,526	50,509
Net dilution impact related to options to purchase common shares (in shares)	0	0	55
Net dilution impact related to awards of unvested common shares (in shares)	265	349	286
Weighted average number of diluted common shares (in shares)	49,860	49,875	50,850
Diluted Earnings Per Share (in dollars per share)	$ 4.29	$ 3.26	$ 2.90